FORM N-30D
                                  ANNUAL REPORT


                        SECURITY LIFE SEPARATE ACCOUNT L1
                                       OF
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (File No. 811-8292)


                                                   March 14, 1997

STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
(File Nos.  811-8292 and 33-88148)

Incorporated by Reference:

Neuberger & Berman Advisers Management Trust
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000912057-97-007191

The Alger American Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: February 24 1997
        EDGAR Accession Number: 0000930413-97-00075

Fidelity Variable Insurance Products Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000215829-97-000001

Fidelity Variable Insurance Products Fund II
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000831016-97-000007

INVESCO Variable Investment Funds, Inc.
        Annual Report to Shareholders: December 31, 1996
        Filed: February 28, 1997
        EDGAR Accession Number: 0000912744-97-000004

Van Eck Worldwide Insurance Trust: Worldwide Balanced Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: Information Not Available
        Edgar Accession Number: Information Not Available

Van Eck Worldwide Insurance Trust: Gold and Natural Resources Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: Information Not Available
        Edgar Accession Number: Information Not Available



FIRSTLINE VARIABLE UNIVERSAL LIFE
(File Nos. 811-8292 and 33-74190)

Incorporated by Reference:

Neuberger & Berman Advisers Management Trust
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000912057-97-007191

The Alger American Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: February 24 1997
        EDGAR Accession Number: 0000930413-97-00075

Fidelity Variable Insurance Products Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000215829-97-000001

Fidelity Variable Insurance Products Fund II
        Annual Report to Shareholders: December 31, 1996
        Filed: February 27, 1997
        EDGAR Accession Number: 0000831016-97-000007

INVESCO Variable Investment Funds, Inc.
        Annual Report to Shareholders: December 31, 1996
        Filed: February 28, 1997
        EDGAR Accession Number: 0000912744-97-000004

Van Eck Worldwide Insurance Trust: Worldwide Balanced Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: Information Not Available
        Edgar Accession Number: Information Not Available

Van Eck Worldwide Insurance Trust: Gold and Natural Resources Fund
        Annual Report to Shareholders: December 31, 1996
        Filed: Information Not Available
        Edgar Accession Number: Information Not Available